Investment Securities	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Investment Securities

Note 4—Investment Securities

The amortized cost and fair value of investment securities are as follows:

	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
	(In thousands)
June 30, 2014
Available for sale:
U.S. government sponsored and federal agency obligations	$3,303	$25	$—	$3,328
Corporate stock and bonds	1	5	—	6
Non-agency CMOs(1)	5,968	12	(124)	5,856
GSA mortgage-backed securities(1)	83,879	476	(224)	84,131
GNMA mortgage-backed securities(1)	203,989	1,152	(3,172)	201,969

	$297,140	$1,670	$(3,520)	$295,290

December 31, 2013
Available for sale:
U.S. government sponsored and federal agency obligations	$3,359	$17	$—	$3,376
Corporate stock and bonds	88	267	—	355
Non-agency CMOs(1)	6,452	9	(253)	6,208
GSA mortgage-backed securities(1)	50,721	160	(723)	50,158
GNMA mortgage-backed securities(1)	223,874	1,056	(7,155)	217,775

	$284,494	$1,509	$(8,131)	$277,872

(1)	CMOs (collateralized mortgage obligations), GSAs (government sponsored agencies) and GNMA (Ginnie Mae) mortgage-backed securities are primarily collateralized by residential mortgages.

Independent pricing services are used to value all investment securities. One pricing service is used to value all securities except the non-agency CMOs. A specialized pricing service is used for valuation of the non-agency CMO portfolio.

To estimate the fair value of non-agency CMOs, the pricing service valuation model discounted estimated expected cash flows after credit losses at rates ranging from 4.0% to 6.5%. The rates utilized are based on the risk free rate equivalent to the remaining average life of the security, plus a spread for normal liquidity and a spread to reflect the uncertainty of the cash flow estimates. The pricing service benchmarks its fair value results to other pricing services and monitors the market for actual trades. The cash flow model includes these inputs in its derivation of the discount rates used to estimate fair value. There are no payments in kind allowed on these non-agency CMOs.

The table below presents the fair value and gross unrealized losses of securities in a loss position, aggregated by investment category and length of time that individual holdings have been in a continuous unrealized loss position.

	Unrealized Loss Position
	Less than 12 months		12 months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(In thousands)
June 30, 2014
Non-agency CMOs	$—	$—	$4,525	$(124)	$4,525	$(124)
Government sponsored agency mortgage-backed securities(1)	21,227	(70)	9,006	(154)	30,233	(224)
GNMA mortgage-backed securities	27,250	(39)	106,696	(3,133)	133,946	(3,172)

	$48,477	$(109)	$120,227	$(3,411)	$168,704	$(3,520)

December 31, 2013
Non-agency CMOs	$1,219	$(7)	$4,776	$(246)	$5,995	$(253)
Government sponsored agency mortgage-backed securities(1)	47,480	(723)	—	—	47,480	(723)
GNMA mortgage-backed securities	140,824	(5,143)	25,449	(2,012)	166,273	(7,155)

	$189,523	$(5,873)	$30,225	$(2,258)	$219,748	$(8,131)

(1)	Includes mortgage-backed securities and CMOs.

In 2008, the Company received proceeds in connection with shares redeemed as part of the Visa, Inc. initial public offering. The Bank was a member of the former Visa, Inc. payments organization and was issued shares when Visa, Inc. was organized. Approximately 39% of those shares were redeemed in connection with the public offering. The remaining shares are restricted because of unsettled litigation pending against Visa, Inc. At its discretion, Visa, Inc. may redeem additional shares in order to resolve pending litigation. The restriction expires upon resolution of the pending litigation. Accordingly, the Company has recorded these shares at zero in the Consolidated Balance Sheets. Upon expiration of the restriction, the Company expects to record the fair value of the remaining shares.

Other-Than-Temporary Impairment

The number of individual securities in the tables above total 29 at June 30, 2014 and 35 at December 31, 2013. Although these securities have declined in value at some point, the unrealized losses are considered temporary. Management evaluates securities for other-than-temporary impairment on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. In estimating other-than-temporary impairment losses on investment securities, management considers many factors which include: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Corporation to retain its investment for a period of time sufficient to allow for any anticipated recovery in fair value.

To determine if an other-than-temporary impairment exists on a debt security with an unrealized loss, the Corporation first determines if (a) it intends to sell the security or (b) it is more likely than not that it will be required to sell the security before its anticipated recovery. If either of the conditions is met, an other-than-temporary impairment loss is recognized in earnings equal to the difference between the security’s fair value and its amortized cost basis. If neither condition is met, the Corporation determines (a) the amount of the impairment related to credit loss and (b) the amount of the impairment due to all other factors. The difference between the present values of the cash flows expected to be collected, discounted at the purchase yield or current accounting yield of the security, and the amortized cost basis is the credit loss. The credit loss is the portion of the impairment that is deemed other-than-temporary and recognized in earnings and is a reduction in the cost basis of the security. The portion of impairment related to all other factors is deemed temporary and included in other comprehensive income (loss).

An independent pricing service is utilized to run a discounted cash flow model in the calculation of other-than-temporary impairment losses on non-agency CMOs. This model determines the portion of the impairment that is other-than-temporary due to credit losses, and the portion that is temporary due to all other factors.

The significant inputs used for calculating the credit loss portion of securities with other-than-temporary impairment (“OTTI”) include prepayment assumptions, loss severities, original FICO scores, historical rates of delinquency, percentage of loans with limited underwriting, historical rates of default, original loan-to-value ratio, aggregate property location by metropolitan statistical area, original credit support, current credit support, and weighted-average maturity.

The discount rates used to establish the net present value of expected cash flows for purposes of determining OTTI ranged from 4.0% to 6.5%. These rates equate to the effective yield implicit in the security at the date of acquisition of the bonds for which OTTI has not been previously incurred. For bonds with previously recorded OTTI, the discount rate used equates to the accounting yield on the security as of the valuation date.

Default rates were calculated separately for each category of underlying borrower based on delinquency status (i.e. current, 30 to 59 days delinquent, 60 to 89 days delinquent, 90+ days delinquent, and foreclosure balances) of the underlying loans as of June 30, 2014. This data is entered into a loss migration model to calculate projected default rates, which are benchmarked against results that have recently been experienced by other major servicers of non-agency CMOs with similar attributes. The month one to month 24 constant default rate in the model ranged from 5.57% to 12.18%.

At June 30, 2014, five non-agency CMOs with a fair value of $5.8 million and an adjusted cost basis of $5.9 million were other-than-temporarily impaired. At December 31, 2013, six non-agency CMOs with a fair value of $6.2 million and an adjusted cost basis of $6.4 million were other-than-temporarily impaired. Unrealized other-than-temporary impairment due to credit losses of $13,000 and $34,000 was included in earnings for the three and six months ended June 30, 2014 and zero and $83,000 for the three and six months ended June 30, 2013, respectively. For the three months ended June 30, 2014 and 2013, realized losses of $49,000 and $68,000, respectively, and $112,000 and $241,000 for the six month periods, respectively, related to credit issues (i.e.—principal reduced without a receipt of cash) were incurred that were previously recognized in earnings as unrealized other-than-temporary impairment.

Unrealized losses on U.S. government sponsored and federal agency obligations, corporate stocks and bonds and GNMA mortgage-backed securities as of June 30, 2014 and December 31, 2013 due to changes in interest rates and other non-credit related factors totaled $3.4 million and $7.9 million, respectively. The Corporation has analyzed these securities for evidence of other-than-temporary impairment and concluded that no OTTI exists and that the unrealized losses are properly classified in accumulated other comprehensive loss.

The following table is a roll forward of the amount of other-than-temporary impairment related to credit losses that have been recognized in earnings for which a portion of impairment was deemed temporary and recognized in other comprehensive loss for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	(In thousands)

Beginning balance of unrealized OTTI related to credit losses	$759	$1,002	$801	$1,778
Additional unrealized OTTI related to credit losses for which OTTI was previously recognized	12	—	33	83
Debit related OTTI previously recognized for OTTI recovery during the period	2	3	3	3
Credit related OTTI previously recognized for securities sold during the period	—	—	—	(686)
Decrease for realized amount of credit losses for which unrealized credit related OTTI was previously recognized	(51)	(71)	(115)	(244)

Ending balance of unrealized OTTI related to credit losses	$722	$934	$722	$934

On a cumulative basis, other-than-temporary impairment losses recognized in earnings by year of vintage were as follows:

Year of Vintage	June 30, 2014
(In thousands)
Prior to 2005	$7
2005	220
2007	495

$722

The cost of investment securities sold is determined using the specific identification method. Sales of investment securities available for sale are summarized below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	(In thousands)
Proceeds from sales	$—	$—	$388	$6,420

Gross gains	$—	$—	$301	$1
Gross losses	—	—	—	(201)

Net gain/(loss) on sales	$—	$—	$301	$(200)

At June 30, 2014 and December 31, 2013, investment securities available for sale with a fair value of approximately $143.2 million and $162.8 million, respectively, were pledged to secure deposits, borrowings and for other purposes as permitted or required by law.

The fair values of investment securities by contractual maturity at June 30, 2014 are shown below. Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations with or without call or prepayment penalties.

	Within 1 Year	After 1 Year through 5 Years	After 5 Years through 10 Years	Over Ten Years	Total
	(In thousands)
U.S. government sponsored and federal agency obligations	$—	$3,328	$—	$—	$3,328
Corporate stock and bonds	—	—	—	6	6
Non-agency CMOs	—	—	2	5,854	5,856
Government sponsored agency mortgage-backed securities(1)	—	164	13,263	70,704	84,131
GNMA mortgage-backed securities	—	233	—	201,736	201,969

Total	$—	$3,725	$13,265	$278,300	$295,290

(1)	Includes mortgage-backed securities and CMOs.

Note 4—Investment Securities

The amortized cost and fair value of investment securities are as follows:

	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
	(In thousands)
December 31, 2013
Available for sale:
U.S. government sponsored and federal agency obligations	$3,359	$17	$—	$3,376
Corporate stock and bonds	88	267	—	355
Non-agency CMOs (1)	6,452	9	(253)	6,208
Government sponsored agency mortgage-backed securities (1)(2)	50,721	160	(723)	50,158
GNMA mortgage-backed securities (1)\(2)	223,874	1,056	(7,155)	217,775

	$284,494	$1,509	$(8,131)	$277,872

March 31, 2013
Available for sale:
U.S. government sponsored and federal agency obligations	$3,444	$60	$—	$3,504
Corporate stock and bonds	152	112	—	264
Non-agency CMOs (1)	7,885	15	(351)	7,549
Government sponsored agency mortgage-backed securities (1)(2)	2,975	209	—	3,184
GNMA mortgage-backed securities (1)\(2)	248,752	3,907	(373)	252,286

	$263,208	$4,303	$(724)	$266,787

(1)	Primarily collateralized by residential mortgages.
(2)	Includes mortgage-backed securities and CMOs.

Independent pricing services are used to value all investment securities. One pricing service is used to value all securities except the non-agency CMOs. A specialized pricing service is used for valuation of the non-agency CMO portfolio.

To estimate the fair value of non-agency CMOs, the pricing service valuation model discounted estimated expected cash flows after credit losses at rates ranging from 4% to 7%. The rates utilized are based on the risk free rate equivalent to the remaining average life of the security, plus a spread for normal liquidity and a spread to reflect the uncertainty of the cash flow estimates. The pricing service benchmarks its fair value results to other pricing services and monitors the market for actual trades. The cash flow model includes these inputs in its derivation of the discount rates used to estimate fair value. There are no payments in kind allowed on these non-agency CMOs.

The table below presents the fair value and gross unrealized losses of securities in a loss position, aggregated by investment category and length of time that individual holdings have been in a continuous unrealized loss position at December 31, 2013 and March 31, 2013.

	Unrealized Loss Position
	Less than 12 months		12 months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(In thousands)
December 31, 2013
Non-agency CMOs	$1,219	$(7)	$4,776	$(246)	$5,995	$(253)
Government sponsored agency mortgage-backed securities (1)	47,480	(723)	—	—	47,480	(723)
GNMA mortgage-backed securities	140,824	(5,143)	25,449	(2,012)	166,273	(7,155)

	$189,523	$(5,873)	$30,225	$(2,258)	$219,748	$(8,131)

March 31, 2013
Non-agency CMOs	$—	$—	$6,674	$(351)	$6,674	$(351)
GNMA mortgage-backed securities	82,822	(373)	—	—	82,822	(373)

	$82,822	$(373)	$6,674	$(351)	$89,496	$(724)

(1)	Includes mortgage-backed securities and CMOs.

In 2008, the Company received proceeds in connection with shares redeemed as part of the Visa, Inc. initial public offering. The Bank was a member of the former Visa, Inc. payments organization and was issued shares when Visa, Inc. was organized. Approximately 39% of those shares were redeemed in connection with the public offering. The remaining shares are restricted because of unsettled litigation pending against Visa, Inc. At its discretion, Visa, Inc. may redeem additional shares in order to resolve pending litigation. The restriction expires upon resolution of the pending litigation. Accordingly, the Company has recorded these shares at zero in the consolidated balance sheets. Upon expiration of the restriction, the Company expects to record the fair value of the remaining shares.

Other-Than-Temporary Impairment

The number of individual securities in the tables above total 35 at December 31, 2013 and 15 at March 31, 2013. Although these securities have declined in value, the unrealized losses are considered temporary. Management evaluates securities for other-than-temporary impairment on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. In estimating other-than-temporary impairment losses on investment securities, management considers many factors which include: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Corporation to retain its investment for a period of time sufficient to allow for any anticipated recovery in fair value.

To determine if an other-than-temporary impairment exists on a debt security with an unrealized loss, the Corporation first determines if (a) it intends to sell the security or (b) it is more likely than not that it will be required to sell the security before its anticipated recovery. If either of the conditions is met, an other-than-temporary impairment loss is recognized in earnings equal to the difference between the security’s fair value and its amortized cost basis. If neither condition is met, the Corporation determines (a) the amount of the impairment related to credit loss and (b) the amount of the impairment due to all other factors. The difference between the present values of the cash flows expected to be collected, discounted at the purchase yield or current accounting yield of the security, and the amortized cost basis is the credit loss. The credit loss is the portion of the impairment that is deemed other-than-temporary and recognized in earnings and is a reduction in the cost basis of the security. The portion of impairment related to all other factors is deemed temporary and included in other comprehensive income (loss).

An independent pricing service is utilized to run a discounted cash flow model in the calculation of other-than-temporary impairment losses on non-agency CMOs. This model determines the portion of the impairment that is other-than-temporary due to credit losses, and the portion that is temporary due to all other factors.

The significant inputs used for calculating the credit loss portion of securities with other-than-temporary impairment (“OTTI”) include prepayment assumptions, loss severities, original FICO scores, historical rates of delinquency, percentage of loans with limited underwriting, historical rates of default, original loan-to-value ratio, aggregate property location by metropolitan statistical area, original credit support, current credit support, and weighted-average maturity.

The discount rates used to establish the net present value of expected cash flows for purposes of determining OTTI ranged from 4% to 7%. These rates equate to the effective yield implicit in the security at the date of acquisition of the bonds for which OTTI has not been previously incurred. For bonds with previously recorded OTTI, the discount rate used equates to the accounting yield on the security as of the valuation date.

Default rates were calculated separately for each category of underlying borrower based on delinquency status (i.e. current, 30 to 59 days delinquent, 60 to 89 days delinquent, 90+ days delinquent, and foreclosure balances) of the underlying loans as of December 31, 2013. This data is entered into a loss migration model to calculate projected default rates, which are benchmarked against results that have recently been experienced by other major servicers of non-agency CMOs with similar attributes. The month one to month 24 constant default rate in the model ranged from 5.30% to 11.60%.

At December 31, 2013, six non-agency CMOs with a fair value of $6.2 million and an adjusted cost basis of $6.4 million were other-than-temporarily impaired. At March 31, 2013, six non-agency CMOs with a fair value of $6.9 million and an adjusted cost basis of $7.3 million were other-than-temporarily impaired. Unrealized other-than-temporary impairment due to credit losses of $23,000 and $408,000 was included in earnings for the nine months ended December 31, 2013 and the fiscal year ended March 31, 2013, respectively. For the nine months ended December 31, 2013 and the fiscal year ended March 31, 2013, realized losses of $224,000 and $722,000, respectively, related to credit issues (i.e. – principal reduced without a receipt of cash) were incurred that were previously recognized in earnings as unrealized other-than-temporary impairment.

Unrealized losses on U.S. government sponsored and federal agency obligations, corporate stocks and bonds and Ginnie Mae (“GNMA”) mortgage-backed securities as of December 31, 2013 and March 31, 2013 due to changes in interest rates and other non-credit related factors totaled $7.9 million and $373,000, respectively. The Corporation has analyzed these securities for evidence of other-than-temporary impairment and concluded that no OTTI exists and that the unrealized losses are properly classified in accumulated other comprehensive income (loss).

The following table is a roll forward of the amount of other-than-temporary impairment related to credit losses that have been recognized in earnings for which a portion of impairment was deemed temporary and recognized in other comprehensive income for the periods presented:

	Nine Months Ended December 31,		Year Ended March 31,
	2013	2012	2013	2012
		(Unaudited)
	(In thousands)
Beginning balance of unrealized OTTI related to credit losses	$1,002	$2,391	$2,391	$2,197
Additional unrealized OTTI related to credit losses for which OTTI was previously recognized	23	329	412	558
Debit related OTTI previously recognized for OTTI recovery during the period	5	—	—	—
Credit related OTTI previously recognized for securities sold during the period	—	(389)	(1,075)	—
Credit related OTTI previously recognized for securities paid-off during the period	—	(4)	(4)	0
Decrease for realized amount of credit losses for which unrealized credit related OTTI was previously recognized	(229)	(549)	(722)	(364)

Ending balance of unrealized OTTI related to credit losses	$801	$1,778	$1,002	$2,391

On a cumulative basis, other-than-temporary impairment losses recognized in earnings by year of vintage were as follows:

Year of Vintage	December 31, 2013
(In thousands)
Prior to 2005	$7
2005	258
2006	—
2007	536

$801

The cost of investment securities sold is determined using the specific identification method. Sales of investment securities available for sale are summarized below:

	Nine Months Ended December 31,		Year Ended March 31,
	2013	2012	2013	2012
		(Unaudited)
	(In thousands)
Proceeds from sales & calls (1)	$356	$6,359	$12,780	$338,224

Gross gains	$292	$90	$91	$6,618
Gross losses	—	(137)	(338)	(39)

Net gain/(loss) on sales & calls (1)	$292	$(47)	$(247)	$6,579

(1)	Includes proceeds of $517,000 received during the fiscal year ended March 31, 2013 by the issuers of investment securities exercising the right to call the securities. This resulted in a gain of $18,000.

At December 31, 2013 and March 31, 2013, investment securities available for sale with a fair value of approximately $162.8 million and $187.2 million, respectively, were pledged to secure deposits, borrowings and for other purposes as permitted or required by law.

The fair values of investment securities by contractual maturity at December 31, 2013 are shown below. Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations with or without call or prepayment penalties.

	Within 1 Year	After 1 Year through 5 Years	After 5 Years through 10 Years	Over Ten Years	Total
	(In thousands)
U.S. government sponsored and federal agency obligations	$—	$3,376	$—	$—	$3,376
Corporate stock and bonds	—	—	—	355	355
Non-agency CMOs	—	—	—	6,208	6,208
Government sponsored agency mortgage-backed securities (1)	—	191	4,938	45,029	50,158
GNMA mortgage-backed securities	—	270	—	217,505	217,775

Total	$—	$3,837	$4,938	$269,097	$277,872

(1)	Includes mortgage-backed securities and CMOs.